Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and Other Receivables	Trade and Other Receivables

As at December 31, 2023 and 2022, this account consists of receivables from:

	2023	2022
	(in million pesos)
Retail subscribers (Note 27)	19,894	17,216
Corporate subscribers (Note 27)	15,934	15,151
Foreign administrations (Note 27)	1,250	1,058
Domestic carriers (Note 27)	188	296
Dealers, agents and others (Note 27)	6,035	6,195
	43,301	39,916
Less: Allowance for expected credit losses	17,215	13,661
	26,086	26,255

Trade and other receivables are noninterest-bearing and generally have settlement terms of 30 to 180 days.

Receivables from foreign administrations and domestic carriers represent receivables based on interconnection agreements with other telecommunications carriers. The aforementioned amounts of receivables are shown net of related payables to the same telecommunications carriers where a legal right of offset exists and settlement is facilitated on a net basis.

Receivables from dealers, agents and others consist mainly of receivables from credit card companies, dealers and distributors having collection arrangements with the PLDT Group, dividend receivables and advances to affiliates.

For terms and conditions relating to related party receivables, see Note 24 – Related Party Transactions.

See Note 27 – Financial Assets and Liabilities on credit risk of trade receivables to understand how we manage and measure credit quality of trade receivables that are neither past due nor impaired.

The following table explains the changes in the allowance for expected credit losses as at December 31, 2023 and 2022:

	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
December 31, 2023
Balances at beginning of the year	1,866	5,023	1,717	3,382	1	133	—	1	652	886	4,236	9,425	13,661
Provisions and other adjustments from continuing operations (Notes 3 and 5)	(394)	3,716	335	451	—	(4)	—	—	10	5	(49)	4,168	4,119
Provisions and other adjustments from discontinued operations (Notes 2 and 3)	—	—	4	—	—	—	—	—	—	—	4	—	4
Translation adjustments	—	—	(3)	(1)	—	—	—	—	—	—	(3)	(1)	(4)
Write-offs	—	(506)	—	—	—	—	—	—	—	—	—	(506)	(506)
Reclassifications and reversals	(24)	17	73	(12)	7	(13)	—	—	(54)	(53)	2	(61)	(59)
Balances at end of the year	1,448	8,250	2,126	3,820	8	116	—	1	608	838	4,190	13,025	17,215

December 31, 2022
Balances at beginning of the year	1,573	6,466	1,378	3,330	—	121	—	14	87	866	3,038	10,797	13,835
Provisions and other adjustments from continuing operations (Notes 2, 3 and 5)	782	3,420	397	489	1	33	—	(13)	3	14	1,183	3,943	5,126
Provisions and other adjustments from discontinued operations (Notes 2, 3 and 5)	—	—	30	—	—	—	—	—	—	—	30	—	30
Reclassifications and reversals	(489)	578	(129)	(27)	—	—	—	—	562	6	(56)	557	501
Translation adjustments	—	—	41	24	—	—	—	—	—	—	41	24	65
Write-offs	—	(5,441)	—	(434)	—	(21)	—	—	—	—	—	(5,896)	(5,896)
Balances at end of the year	1,866	5,023	1,717	3,382	1	133	—	1	652	886	4,236	9,425	13,661

The significant changes in the balances of trade and other receivables and contract assets are disclosed in Note 5 – Income and Expenses, while the information about the credit exposures are disclosed in Note 27 – Financial Assets and Liabilities.